Leases - Lease payments receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Percentage of total revenue corresponding to commercial revenue	42.00%	48.00%	39.00%
Total	$ 536,248	$ 476,601	$ 294,878
Within 1 year
Leases
Total	109,314	99,142	77,387
Between 1 and 5 years
Leases
Total	266,875	241,115	175,409
Later than 5 years
Leases
Total	$ 160,059	$ 136,344	$ 42,082